          Annual Report to Shareholders
          CIGNA S&P 500 Index Fund
          CIGNA Income Fund
          For the Year Ended December 31, 1998

CIGNA S&P 500 INDEX FUND MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)


We began 1998 unclear as to how the economic turmoil in Asian markets would impact US economic growth. Anticipating increased foreign competition as a result of lower world prices and weakening foreign export demand we expected positive but more normal returns to US equity markets over the year. This expectation fell far short of actual returns. While unable to match the incredible returns of 1997, the S&P 500 produced an unprecedented fourth consecutive year of better than 20% returns. However, the path of US equity markets in providing these annual results was less than smooth, reflecting wild swings in investor sentiment in response to notable world events. For the 12-month period ended December 31, 1998, CIGNA S&P 500 Index Fund's return, after expenses and allowing for the reinvestment of dividends, was 28.28% as compared with the 28.57% total return of the S&P 500 Index.

For the better part of the year Asian markets had only a minor negative impact on a US economy which has become less dependent on basic industrial production for growth. Indeed, conditions of low inflation, decreasing interest rates and steady corporate profits responsible for strength in US equity market for the last three years remained intact as US consumers found themselves net beneficiaries of lower world prices associated with economic duress in Asia. Conditions were suddenly reversed in the third quarter with the combination of several events. Russia defaulted on its debt, Latin America experienced weakening, Japan announced reforms deemed to be trivial, and Long Term Capital, a major US hedge fund, nearly folded as a result of its exposure to emerging market debts. The S&P 500, which had reached new highs in July, found itself under water for the year at the end of August.

At the end of the third quarter, the markets appeared to want some resolution of global concerns before it could resume its advance. That resolution came in the form of several rate cuts executed in close succession by the Federal Reserve meant to reverse the building credit crunch and address impending global recession. Equity markets suddenly reversed course in the fourth quarter, staging a dramatic rise in response to these initiatives. The S&P 500 regained new highs in the final three months of the year posting a 21.29% final quarter, up 28.57% for the year.

As has been the pattern for several years, returns to S&P 500 Index significantly outpaced those of the median mutual fund manager as measured by the Lipper Universe General Equity Average. Small capitalization and mid capitalization stocks, as represented by the S&P 600 (19.09 %) and S&P 400 (28.18%) respectively, registered sizeable returns in the fourth quarter but lagged large-cap returns for the full year, providing -1.33% and 17.581% for the S&P 600 and S&P 400 respectively. The lack of breadth in index results also continued with the largest returns confined to a limited list of the largest firms and half the index constituents losing ground for the year.

While economic conditions in the US remain strong, certainly relative to many parts of the world, there are elements of fragility that will need to be successfully navigated if our long running expansion is to continue. A nagging current account deficit, simultaneous contraction in productivity growth and in availability of new labor, and the frictional costs of the EMU on our oversees markets would be among these concerns. They would also include the full impact of the looming Y2K deadline and the fallout of the realized values attached to technology stocks (particularly internet-related) which have appreciated quickly as a group but will surely produce both winners and losers.

CIGNA S&P 500 INDEX FUND MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)
  (CONTINUED)





--------------------------------------------------------------------------
                 [THE FOLLOWING APPEARS AS A BAR CHART GRAPHIC]


            GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (UNAUDITED)
                               7/1/97 - 12/31/98


|------------------------------------------------------|
|              AVERAGE ANNUAL TOTAL RETURN             |
|                                                      |
|               1 Year      From Inception (7/1/97)    |
|               28.28%           25.95%                |
|------------------------------------------------------|


             CIGNA S&P 500      S&P 500        CIGNA S&P 500  S&P 500
              UNIT VALUE        UNIT VALUE     INVESTMENT     INVESTMENT

  7/1/97         10.00000          1.0021      $10,000        $10,000
12/31/97         11.02290          1.1056      $11,023        $11,033
12/31/98         14.13996          1.4215      $14,140        $14,185


CIGNA S&P 500 Index Fund

S&P 500 Index - Total Return


CIGNA S&P 500 Index Fund's performance figures are historical and reflect reinvestment of all dividends and capital gains distributions and changes in net asset value. The Fund does not charge a sales load. The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance cannot guarantee comparable future results. The Fund's performance has been compared with the total return performance for the Standard & Poor's Corporation Composite Index of 500 Stocks (S&P 500). This index is a group of unmanaged securities widely regarded by investors to be representative of the stock market in general. An investment cannot be made in the index. Index results do not reflect brokerage charges or other investment expenses.

CIGNA INCOME FUND MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)




1998 marked a watershed year for the U.S. economy and financial markets, as well as many world markets. The U.S. was enjoying its eighth year of economic expansion, low inflation, declining interest rates, and strong corporate profit growth. World economic output in the past few years had expanded at a rapid clip, inflation was under control, and trade flourished. The severe economic and financial dislocations which hit full-force in 1998, however, and spread though Asia and to other parts of the world had far-reaching affects which will continue to shape the course of events for years. The official growth in global GDP fell from approximately 4% in both 1996 and 1997 to roughly 2% during 1998, and is likely to weaken further in 1999. Powerful deflationary forces spread around the globe, with world commodity prices hitting 21-year lows.

For world financial markets, 1998 was a year of extreme volatility. Financial markets experienced several massive swings in investor psychology and market sentiment, as bonds and equities alternated between periods of risk-aversion, and even panic, on one hand, and complacency and greed on the other. It was also a year of almost unprecedented volatility across the entire spectrum of investment markets: domestic and foreign, debt and equity, and high-grade and low-grade quality market sectors.

Some of the excesses experienced in the "flight to quality" in 1998 have already begun to be reversed. While markets in fixed-income products may remain choppy in 1999, we are comfortable that the extreme market dislocations of 1998 will not be repeated. As long as the Asian crisis continues to provide a positive backdrop for interest rates and fixed-income assets, we will also continue to maintain a portfolio duration modestly longer than the Index.

After deducting expenses and allowing for the reinvestment of dividends, based on the net asset value of its underlying assets, CIGNA Income Fund returned 9.26% for the year. The Lehman Brothers Government/Corporate Bond Index, from which no deduction for expenses is made, returned 9.47% in 1998.

Looking forward, our outlook for the U.S. economy for 1999 is one of moderating growth from 1998's nearly 4% pace. Should the economy falter, or global economic strains increase, the Federal Reserve has shown its willingness to intervene. Volatility will remain in the markets, although we expect nothing like last year's financial shocks and ensuing panic. Investors are now much better compensated for bearing risk, and we see 1999 to be a year of unusual opportunity for non-Treasury or "spread" investors who are able to target the right sectors and names.

                 [THE FOLLOWING APPEARS AS A BAR CHART GRAPHIC]


            GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (UNAUDITED)
                               1/1/89 - 12/31/98


|----------------------------------|
|   AVERAGE ANNUAL TOTAL RETURN    |
|                                  |
|  1 Year     5 Year      10 Year  |
|   9.26%%     6.38%       8.98%   |
|----------------------------------|


               INCOME FUND       LEHMAN GC      CIGNA INCOME   LEHMAN GC
               UNIT VALUE        UNIT VALUE     INVESTMENT     INVESTMENT

12/88           1.28792             4.17023        $10,000        $10,000
12/89           1.47199             4.48439        $11,429        $10,753
12/90           1.56250             5.12300        $12,132        $12,285
12/91           1.84285             5.54826        $14,309        $13,304
12/92           1.97324             6.44357        $15,321        $15,451
12/93           2.23687             6.93006        $17,368        $16,618
12/94           2.16718             7.69490        $16,827        $18,452
12/95           2.51854             7.42572        $19,555        $17,806
12/96           2.55288             8.85480        $19,822        $21,233
12/97           2.78524             9.11079        $21,626        $21,847
12/98           3.04321            10.00000        $23,629        $23,979


CIGNA Income Fund

LEHMAN GC = Lehman Brothers Government/Corporate Bond Index


CIGNA Income Fund's performance figures are historical and reflect reinvestment of all dividends and capital gains distributions and changes in net asset value. The Fund does not charge a sales load. The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance cannot guarantee comparable future results. The Fund's performance has been compared with the total return performance of the Lehman Brothers Government/Corporate Bond Index. The index is a group of unmanaged securities widely regarded by investors to be representative of the taxable U.S. government and corporate bond market in general. Index results do not reflect brokerage charges or other investment expenses. An investment cannot be made in the index.

--------------------------------------------------------------------------------
CIGNA S&P 500 INDEX FUND INVESTMENTS IN SECURITIES December 31, 1998


                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
COMMON STOCKS - 95.2%
Microsoft Corp.*                               69,300    $ 9,611
General Electric Co.                           91,000      9,288
Intel Corp.                                    46,300      5,489
Wal-Mart Stores, Inc.                          62,600      5,098
Exxon Corp.                                    67,500      4,936
Merck & Co., Inc.                              33,100      4,888
International Business Machines Corp.          25,900      4,785
Coca-Cola Co.                                  68,500      4,581
Pfizer, Inc.                                   36,000      4,516
Cisco Systems, Inc.*                           43,850      4,070
Lucent Technologies, Inc.                      36,500      4,015
A T & T Corp.                                  50,200      3,778
Bristol-Myers Squibb Co.                       27,600      3,693
MCI Worldcom Inc.                              50,880      3,651
Philip Morris Companies, Inc.                  67,600      3,617
Procter & Gamble Co.                           36,800      3,360
Johnson & Johnson                              37,300      3,128
Citigroup, Inc.                                63,064      3,122
SBC Communications, Inc.                       54,300      2,912
BankAmerica Corp.                              48,016      2,887
Royal Dutch Petroleum Co.                      59,600      2,853
American International Group, Inc.             29,200      2,821
Lilly (Eli) & Co.                              30,500      2,711
BellSouth Corp.                                54,300      2,708
Home Depot, Inc.                               43,400      2,656
Dell Computer Corp.*                           35,400      2,591
Bell Atlantic Corp.                            43,114      2,285
Schering-Plough Corp.                          40,800      2,254
Federal National Mortgage Association          28,800      2,131
Time Warner, Inc.                              34,100      2,116
Abbott Laboratories                            42,100      2,063
American Home Products Corp.                   36,600      2,061
America Online, Inc.                           12,600      2,016
Compaq Computer Corp.*                         47,197      1,979
Ford Motor Co.                                 33,600      1,972
Hewlett-Packard Co.                            28,800      1,967
Ameritech Corp.                                30,600      1,939
Mobil Corp.                                    21,700      1,891
Wells Fargo & Co.                              44,900      1,793
GTE Corp.                                      26,800      1,742
Warner-Lambert Co.                             22,800      1,714
First Union Corp.                              27,470      1,670


                                                          MARKET
                                            NUMBER OF      VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
PepsiCo, Inc.                                  40,700    $ 1,666
du Pont (E.I.) de Nemours & Co.                31,300      1,661
Disney ( Walt) Co.                             56,900      1,707
BancOne Corp.                                  32,502      1,660
Chase Manhattan Corp.                          23,500      1,599
Chevron Corp.                                  18,100      1,501
Gillette Co.                                   30,800      1,488
Unilever NV                                    17,800      1,476
McDonald's Corp.                               18,800      1,441
Tyco International Ltd.                        17,844      1,346
General Motors Corp.                           18,200      1,302
American Express Company                       12,600      1,288
Federal Home Loan Mortgage Corp.               18,800      1,211
EMC Corp.*                                     13,900      1,181
Oracle Systems Corp.*                          26,950      1,162
Airtouch Communications, Inc.*                 15,900      1,147
Morgan Stanley, Dean Witter, Discover & Co.    16,000      1,136
Xerox Corp.                                     9,100      1,074
Motorola, Inc.                                 16,700      1,020
Medtronic, Inc.                                13,600      1,010
Texas Instruments, Inc.                        10,800        924
Sun Microsystems, Inc.*                        10,600        908
GAP, Inc.                                      16,100        906
Northern Telecom Ltd.                          18,080        906
Boeing Company                                 27,750        905
U. S. WEST Inc.                                13,994        904
Sprint Corp.                                   10,500        883
Allstate Corp.                                 22,800        881
Anheuser-Busch Companies, Inc.                 13,300        873
Associates First Capital Corp., Class A        20,064        850
Bank of New York, Inc.                         21,100        849
Monsanto Company                               17,400        827
Tele-Communications, Inc., Class A*            14,900        824
Safeway, Inc.                                  13,500        823
Kimberly-Clark Corp.                           15,000        817
Walgreen Co.                                   13,900        814
Pharmacia & Upjohn, Inc.                       14,100        798
MediaOne Group, Inc.                           16,900        794
Carnival Corp.                                 16,500        792
Minnesota Mining and Manufacturing Co.         11,100        789
Texaco, Inc.                                   14,800        783
Colgate-Palmolive Co.                           8,100        752
Waste Management, Inc.                         15,995        746


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA S&P 500 INDEX FUND INVESTMENTS IN SECURITIES December 31, 1998 (Continued)


                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
Amgen, Inc.*                                    7,100     $  742
Emerson Electric Co.                           12,200        738
Viacom, Inc., Class B*                          9,700        718
U. S. Bancorp, Inc.                            20,190        717
Sara Lee Corp.                                 25,400        716
Fleet Financial Group, Inc.                    15,800        706
Schlumberger Ltd.                              15,200        701
Allied-Signal, Inc.                            15,600        691
Electronics Data Systems Corp.                 13,700        688
United Technologies Corp.                       6,300        685
Campbell Soup Company                          12,400        682
Automatic Data Processing, Inc.                 8,400        674
National City Corp.                             9,200        667
-----------------------------------------------------------------
TOTAL 100-LARGEST STOCKS                                 194,907
-----------------------------------------------------------------
Dayton Hudson Corp.                            12,200        662
Merrill Lynch & Co., Inc.                       9,900        661
Eastman Kodak Co.                               9,000        648
Duke Energy Co.                                10,100        647
CBS Corp.                                      19,600        642
Computer Associates International, Inc.        14,900        635
Washington Mutual, Inc.                        16,440        628
Schwab (Charles) Corp.                         11,125        625
Comcast Corp., Class A (Special)               10,300        604
CVS Corp.                                      10,800        594
Atlantic Richfield Co.                          8,900        581
Heinz (H.J.) Co.                               10,100        572
Southern Company                               19,400        564
Dow Chemical Co.                                6,100        555
American General Corp.                          7,000        546
Household International, Inc.                  13,378        530
Fifth Third Bancorp                             7,400        528
Enron Corp.                                     9,200        525
MBNA Corp.                                     20,875        521
Morgan (J.P.) & Co.                             4,900        515
Baxter International, Inc.                      7,900        508
Gannett Co., Inc.                               7,800        503
Lowes Companies, Inc.                           9,800        502
Mellon Bank Corp.                               7,300        502
Pitney-Bowes, Inc.                              7,600        502
Raytheon Co.                                    9,400        501
Firstar Corp.                                   5,300        494
Wachovia Corp.                                  5,600        490
SunAmerica, Inc.                                6,000        487


                                                          MARKET
                                            NUMBER OF      VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
Lockheed Martin Corp.                           5,500     $  466
Guidant Corp.                                   4,200        463
Caterpillar, Inc.                              10,000        460
ALLTEL Corp.                                    7,600        455
PNC Bank Corp.                                  8,400        455
Cendant Corp.                                  23,685        451
Sears, Roebuck & Company                       10,600        451
3Com Corp.*                                    10,000        448
SunTrust Banks, Inc.                            5,800        444
Columbia/HCA Healthcare Corp.                  17,900        443
CIGNA Corp.                                     5,700        441
Applied Materials, Inc.*                       10,300        440
Burlington Northern Santa Fe Corp.             13,000        439
Albertson's, Inc.                               6,800        433
Costco Companies, Inc.*                         6,000        433
Kroger Co.*                                     7,100        430
ConAgra, Inc.                                  13,600        428
Bestfoods, Inc.                                 7,900        421
Cardinal Health, Inc.                           5,550        421
Marsh & McLennan Companies, Inc.                7,100        415
Seagram Company Ltd.                           10,900        414
KeyCorp                                        12,600        403
Illinois Tool Works, Inc.                       6,900        400
Clear Channel Communications, Inc.*             7,300        398
Ascend Communications, Inc.                     6,000        394
May Department Stores Co.                       6,500        392
Coca-Cola  Enterprises, Inc.                   10,900        390
First Data Corp.                               12,300        390
Kellogg Co.                                    11,300        386
International Paper Co.                         8,500        381
Aluminum Co. of America                         5,100        380
Staples, Inc.                                   8,700        380
Williams Companies, Inc.                       11,900        371
HBO & Co.                                      12,900        370
Tellabs, Inc.*                                  5,400        370
FDX Corp.                                       4,100        365
Texas Utilities Co.                             7,800        364
Halliburton Co.                                12,200        361
Hartford Financial Services Group               6,500        357
Rite Aid Corp.                                  7,200        357
Consolidated Edison Co. of N.Y., Inc.           6,500        344
Clorox Co.                                      2,900        339
Progressive Corp. Ohio                          2,000        339


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA S&P 500 INDEX FUND INVESTMENTS IN SECURITIES December 31, 1998 (Continued)


                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
PG & E Corp.                                   10,600     $  334
Textron, Inc.                                   4,400        334
Norfolk Southern Corp.                         10,500        333
Penney (J.C.) Co., Inc.                         7,100        333
IMS Health Inc.                                 4,400        332
BB and T Corp.                                  8,200        331
Compuware Corp.                                 4,200        328
General Mills, Inc.                             4,200        327
NIKE, Inc., Class B                             8,000        325
Avon Products, Inc.                             7,300        323
BankBoston Corp.                                8,200        319
AMP, Inc.                                       6,100        318
Aetna, Inc.                                     4,000        314
Loews Corp.                                     3,200        314
State Street Corp.                              4,500        313
Interpublic Group of Companies, Inc.            3,900        311
Union Pacific Corp.                             6,900        311
FPL Group, Inc.                                 5,000        308
Solectron Corp.                                 3,300        307
AMR Corp.*                                      5,100        303
Phillips Petroleum Co.                          7,100        303
Micron Technology, Inc.                         5,900        298
Comerica, Inc.                                  4,350        297
Providian Corp.                                 3,950        296
Becton, Dickinson and Co.                       6,900        295
Boston Scientific Corp.*                       10,900        292
-----------------------------------------------------------------
TOTAL 200-LARGEST STOCKS                                 236,860
-----------------------------------------------------------------
Chubb Corp.                                     4,500        292
Service Corporation International               7,600        289
Corning, Inc.                                   6,400        288
Wrigley (Wm.) Jr. Company                       3,200        287
PPG Industries, Inc.                            4,900        285
Archer-Daniels-Midland Co.                     16,499        284
Computer Sciences Corp.*                        4,400        283
Ralston Purina Co.                              8,700        282
American Stores Co.                             7,600        281
Weyerhaeuser Co.                                5,500        279
McGraw-Hill, Inc.                               2,700        275
Edison International                            9,800        273
Omnicom Group, Inc.                             4,700        273
Northern Trust Corp.                            3,100        271
Kohls Corp.                                     4,400        270
Masco Corp.                                     9,400        270
Conseco, Inc.                                   8,757        268


                                                          MARKET
                                            NUMBER OF      VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
BMC Software, Inc.                              6,000     $  267
RJR Nabisco Holdings Corp.                      9,000        267
Sprint Corp. PCS Ser 1                         11,550        267
Honeywell, Inc.                                 3,500        264
Aon Corp.                                       4,700        260
Meyer Fred Inc.                                 4,300        259
PECO Energy Co.                                 6,200        258
TJX Companies, Inc.                             8,900        258
Rockwell International Corp.                    5,300        257
Air Products & Chemicals, Inc.                  6,400        256
USX-Marathon Group                              8,500        256
Sysco Corp.                                     9,300        255
Houston Industries, Inc.                        7,922        254
CSX Corp.                                       6,100        253
Dominion Resources, Inc.                        5,400        252
Public Service Enterprises Group, Inc.          6,300        252
American Electric Power Co., Inc.               5,300        249
Hershey Foods Corp.                             4,000        249
Federated Department Stores, Inc.*              5,700        248
Regions Financial Corp.                         6,100        246
Unisys Corp.*                                   7,100        245
Fort James Corp.                                6,100        244
AES Corp.                                       5,000        237
Paychex, Inc.                                   4,500        231
Unicom Corp.                                    6,000        231
Lincoln National Corp.                          2,800        229
Dover Corp.                                     6,200        227
St. Paul Companies, Inc.                        6,528        227
Quaker Oats Co.                                 3,800        226
Tenet Healthcare Corp.                          8,600        226
Franklin Resource, Inc.                         7,000        224
United Healthcare Corp.                         5,200        224
Bankers Trust New York Corp.                    2,600        222
UNUM Corp.                                      3,800        222
Jefferson-Pilot Corp.                           2,950        221
SLM Holding Corp.                               4,600        221
Gateway 2000, Inc.                              4,300        220
Deere & Co.                                     6,600        219
Tribune Co.                                     3,300        218
Goodyear Tire & Rubber Co.                      4,300        217
Ingersol-Rand Co.                               4,600        216
First Energy Corp.                              6,600        215
Entergy Corp.                                   6,800        212
Kmart Corp.                                    13,700        210


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA S&P 500 INDEX FUND INVESTMENTS IN SECURITIES December 31, 1998 (Continued)


                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
Summit Bancorp.                                 4,800     $  210
Tricon Global Restaurants                       4,190        210
Southwest Airlines Co.                          9,325        209
Delta Air Lines, Inc.                           4,000        208
Capital One Financial Corp.                     1,800        207
Coastal Corp.                                   5,900        206
Seagate Technology, Inc.*                       6,800        206
General Dynamics Corp.                          3,500        205
Barrick Gold Corp.                             10,400        203
Mercantile Bancorp.                             4,400        203
Danaher Corp.                                   3,700        201
Marriott International, Inc.                    6,900        200
Carolina Power & Light Co.                      4,200        198
Transamerica Corp.                              1,700        196
Unocal Corp.                                    6,700        196
Nextlevel System, Inc.*                         8,000        189
Dana Corp.                                      4,601        188
Newell Company                                  4,500        186
TRW, Inc.                                       3,300        185
MBIA, Inc.                                      2,800        184
Winn-Dixie Stores, Inc.                         4,100        184
Limited, Inc.                                   6,300        183
Mattel, Inc.                                    8,000        183
Synovus Corp.                                   7,450        182
HealthSouth Corp.*                             11,700        181
Pioneer Hi-Bred International, Inc.             6,700        181
UST, Inc.                                       5,200        181
Huntington Bancshares, Inc.                     5,910        178
Novell, Inc.*                                   9,800        178
New York Times Co., Class A                     5,100        177
Burlington Resources, Inc.                      4,910        176
PacifiCorp                                      8,300        175
Union Planters Corp.                            3,800        172
DTE Energy Co.                                  4,000        171
Alcan Aluminum Ltd.                             6,300        170
Sempra Energy Corp.                             6,655        169
Cincinnati Financial Corp.                      4,600        168
Genuine Parts Co.                               5,000        167
Donnelley (R.R.) & Sons Co.                     3,800        166
Frontier Corp.                                  4,800        163
SAFECO Corp.                                    3,800        163
-----------------------------------------------------------------
TOTAL 300-LARGEST STOCKS                                 259,779
-----------------------------------------------------------------
Ameren Corp.                                    3,800        162
Central & Southwest Corp.                       5,900        162


                                                          MARKET
                                            NUMBER OF      VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
Occidental Petroleum Corp.                      9,600     $  162
Baker Hughes, Inc.                              9,040        160
Tenneco, Inc.                                   4,700        160
GPU, Inc.                                       3,600        159
Provident Cos. Inc.                             3,800        158
Union Carbide Corp.                             3,700        157
Countrywide Credit Industries, Inc.             3,100        156
General Instrument Corp.                        4,600        156
Maytag Corp.                                    2,500        156
New Century Energies, Inc.                      3,200        156
Praxair, Inc.                                   4,400        155
VF Corp.                                        3,300        155
Apple Computer, Inc.                            3,700        151
Cinergy Corp.                                   4,400        151
Fortune Brands, Inc.                            4,700        149
Golden West Financial Corp.                     1,600        147
Consolidated Natural Gas Co.                    2,700        146
Dun & Bradstreet Corp.                          4,600        145
Avery Dennison Corp.                            3,200        144
Brown-Forman Corporation, Class B               1,900        144
Johnson Controls, Inc.                          2,400        142
Nordstrom, Inc.                                 4,100        142
Eaton Corp.                                     2,000        141
Georgia-Pacific Corp.                           2,400        141
Lehman Brothers Holdings, Inc.                  3,200        141
Sherwin-Williams Co.                            4,800        141
Ceridian Corp.*                                 2,000        140
Circuit City Stores, Inc.                       2,800        140
Equifax, Inc.                                   4,100        140
Northrop Grumman Corp.                          1,900        139
Rohm & Haas Co.                                 4,600        139
Autozone, Inc.                                  4,200        138
Cooper Industries, Inc.                         2,900        138
Hilton Hotels Corp.                             7,200        138
Torchmark Corp.                                 3,900        138
Perkin-Elmer Corp.                              1,400        137
Republic New York Corp.                         3,000        137
Browning-Ferris Industries, Inc.                4,800        136
Black & Decker Corp.                            2,400        135
Columbia Energy Group.                          2,300        133
Owens-Illinois, Inc.*                           4,300        132
Rubbermaid, Inc.                                4,200        132
Ecolab, Inc.                                    3,600        130
Hasbro, Inc.                                    3,600        130


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA S&P 500 INDEX FUND INVESTMENTS IN SECURITIES December 31, 1998 (Continued)


                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
International Flavors & Fragrances, Inc.        2,900     $  128
Union Camp Corp.                                1,900        128
Baltimore Gas & Electric Co.                    4,100        127
Block (H & R), Inc.                             2,800        126
ALZA Corp.*                                     2,400        125
Biomet, Inc.                                    3,100        125
Dow Jones & Co., Inc.                           2,600        125
US Airways  Group, Inc.*                        2,400        125
Amerada Hess Corp.                              2,500        124
Parametric Technology Corp.*                    7,600        124
Peoplesoft, Inc.                                6,500        123
Times Mirror Co., Class A                       2,200        123
Toys 'R' Us, Inc.*                              7,300        123
Dollar General Corp.                            5,175        122
MGIC Investment Corp.                           3,000        119
Allergan, Inc.                                  1,800        117
Northern States Power Co.                       4,200        117
PP & L Resources, Inc.                          4,200        117
Sealed Air Corp.                                2,296        117
Advanced Micro Devices, Inc.*                   4,000        116
Bear Stearns & Companies, Inc.                  3,100        116
Whirlpool Corp.                                 2,100        116
ITT Industries, Inc.                            2,900        115
Knight-Ridder, Inc.                             2,200        112
Tandy Corp.                                     2,700        111
Allegheny Teledyne, Inc.                        5,400        110
Champion International Corp.                    2,700        109
Grainger (W.W.), Inc.                           2,600        108
Harcourt General, Inc.                          2,000        106
Crown Cork & Seal Co., Inc.                     3,400        105
KLA Tencor Corp.*                               2,400        104
Nucor Corp.                                     2,400        104
Willamette Industries, Inc.                     3,100        104
Anadarko Petroleum  Corp.                       3,300        102
Ashland, Inc.                                   2,100        102
Parker-Hannifin Corp.                           3,050        100
Eastman Chemical Co.                            2,200         98
Bausch & Lomb, Inc.                             1,600         96
Reynolds Metals Co.                             1,800         95
Sunoco, Inc.                                    2,600         94
Laidlaw, Inc.                                   9,200         93
SuperValu, Inc.                                 3,300         92
HCR Manor Care, Inc.                            3,100         91
PACCAR, Inc.                                    2,200         90


                                                          MARKET
                                            NUMBER OF      VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
Fluor Corp.                                     2,100     $   89
Temple-Inland, Inc.                             1,500         89
Pall Corp.                                      3,400         86
Dillard, Inc., Class A                          3,000         85
Mead Corp.                                      2,900         85
Adobe Systems, Inc.                             1,800         84
Niagara Mohawk Power Co.                        5,200         84
Sonat, Inc.                                     3,100         84
Morton International, Inc.                      3,400         83
Newmont Mining Corp.                            4,600         83
-----------------------------------------------------------------
TOTAL 400-LARGEST STOCKS                                 272,246
-----------------------------------------------------------------
American Greetings Corp., Class A               2,000         82
Humana, Inc.*                                   4,600         82
Sigma-Aldrich Corp.                             2,800         82
Harris Corp.                                    2,200         81
Phelps Dodge Corp.                              1,600         81
Deluxe Corp.                                    2,200         80
Placer Dome, Inc.                               6,900         79
Engelhard Corp.                                 4,000         78
Hercules, Inc.                                  2,800         77
Wendy's International, Inc.                     3,500         76
Goodrich (B.F.) Co.                             2,100         75
Mirage Resorts, Inc.*                           5,000         75
Thermo Electron Corp.*                          4,400         75
Westvaco Corp.                                  2,800         75
Bard (C. R.), Inc.                              1,500         74
Centex Corp.                                    1,600         72
Raychem Corp.                                   2,200         71
Darden Restaurants, Inc.                        3,900         70
Stanley Works (The)                             2,500         69
Thomas & Betts Corp.                            1,600         69
Apache Corp.                                    2,700         68
Brunswick Corp.                                 2,700         67
Silicon Graphics, Inc.*                         5,200         67
Armstrong World Industries, Inc.                1,100         66
Great Lakes Chemical Corp.                      1,600         64
St. Jude Medical, Inc.                          2,300         64
LSI Logic Corp.*                                3,900         63
Union Pacific Resources Group, Inc.             7,000         63
Mallinckrodt Group, Inc.                        2,000         62
National Semiconductor Corp.*                   4,600         62
Consolidated Stores Corp.                       3,000         61
Homestake Mining Co.                            6,600         61
King World Productions, Inc.*                   2,000         59


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA S&P 500 INDEX FUND INVESTMENTS IN SECURITIES December 31, 1998 (Continued)


                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
USX-U.S. Steel Group                            2,500     $   58
Bemis Company, Inc.                             1,500         57
Crane Co.                                       1,900         57
Liz Claiborne, Inc.                             1,800         57
Meredith Corp.                                  1,500         57
Coors (Adolph) Co., Class B                     1,000         56
Nalco Chemical Co.                              1,800         56
Snap-On, Inc.                                   1,600         56
Autodesk, Inc.                                  1,300         55
Louisiana-Pacific Corp.                         3,000         55
NICOR, Inc.                                     1,300         55
Navistar International Corp.*                   1,900         54
Owens-Corning Fiberglas Corp.                   1,500         53
Ryder System, Inc.                              2,000         52
Boise Cascade Corp.                             1,600         50
FMC Corp.*                                        900         50
Kerr-McGee Corp.                                1,300         50
Inco Ltd.                                       4,600         49
Freeport McMoRan Copper & Gold, Inc., Class B   4,600         48
Scientific Atlanta, Inc.                        2,100         48
National Service Industries, Inc.               1,200         46
Case Corp.                                      2,000         44
Harrah's Entertainment, Inc.*                   2,800         44
Cooper Tire & Rubber Co.                        2,100         43
Cummins Engine Co., Inc.                        1,200         43
Ball Corp.                                        900         41
Longs Drug Stores Corp.                         1,100         41
Tektronix, Inc.                                 1,350         41
Alberto-Culver Co., Class B                     1,500         40
Andrew Corp.*                                   2,400         40
McDermott International, Inc.                   1,600         40
Oryx Energy Co.                                 3,000         40
Peoples Energy Corp.                            1,000         40
Cabletron Systems, Inc.*                        4,600         39
Fleetwood Enterprises, Inc.                     1,000         35
Shared Medical Systems Corp.                      700         35
Millipore Corp.                                 1,200         34
EG & G, Inc.                                    1,200         33
Great Atlantic & Pacific Tea Co., Inc.          1,100         33
ONEOK, Inc.                                       900         33
Pulte Corp.                                     1,200         33
Worthington Industries, Inc.                    2,600         33
Ikon Office Solutions, Inc.                     3,800         32
Kaufman & Broad Home Corp.                      1,100         32


                                                          MARKET
                                            NUMBER OF      VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
Sealed Air Corp. New                              617     $   32
Timken Co.                                      1,700         32
Grace (W.R.) & Co.                              2,000         31
Bethlehem Steel Corp.*                          3,600         30
Briggs & Stratton Corp.                           600         30
Potlatch  Corp.                                   800         30
Fruit of the Loom, Inc., Class A*               2,000         28
Moore Corporation Ltd.                          2,500         28
Pep Boys-Manny, Moe & Jack                      1,800         28
Helmerich & Payne, Inc.                         1,400         27
Battle Mountain Gold Co.                        6,400         26
Eastern Enterprises                               600         26
Jostens, Inc.                                   1,000         26
Tupperware Corp.                                1,600         26
Cyprus Amax Minerals Co.                        2,500         25
Aeroquip-Vickers, Inc.                            800         24
Reebok International Ltd.                       1,600         24
Data General Corp.*                             1,400         23
Rowan Companies, Inc.*                          2,300         23
Polaroid Corp.                                  1,200         22
Milacron, Inc.                                  1,100         21
Nielsen Media Inc.                              1,166         21
Springs Industries, Inc., Class A                 500         21
Russell Corp.                                   1,000         20
Waddell & Reed Financial, Inc. Class B            832         19
NACCO Industries, Inc., Class A                   200         18
Inland Steel Industries, Inc.                   1,000         17
Asarco, Inc.                                    1,100         16
Corn Products International, Inc.                 500         15
Foster Wheeler Corp.                            1,100         14
Harnischfeger Industries, Inc.                  1,300         13
R.H. Donnelley Corp.                              740         11
Safety Kleen Corp.                                560          8
ChoicePoint, Inc.*                                110          7
Agribands International, Inc.                     190          6
CommScope, Inc.*                                  333          6
Harland (J.H.) Co.                                400          6
Abercombie & Fitch Co.                             65          5
Waddell & Reed Financial, Inc. Class A            193          5
Octel Corp.                                       275          4
General Semiconductor, Inc.*                      250          2
Allergan Specialty, Inc., Class A                  45          1
Crescendo Pharmaceuticals, Inc.                    45          1
                                                       ----------
TOTAL COMMON STOCKS - 95.2%
    (Cost $232,430,471)                                  277,382
                                                       ----------


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA S&P 500 INDEX FUND INVESTMENTS IN SECURITIES December 31, 1998 (Continued)


                                                          MARKET
                                            PRINCIPAL      VALUE
                                              (000)        (000)
-----------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 16.5%
COMMERCIAL PAPER - 3.3%
Ford Motor Credit Co.
5.76%, 1/5/99                                $  3,896    $ 3,896
General Electric Capital Corp.
6.10%, 1/4/99                                   5,758      5,758
                                                       ----------
                                                           9,654
                                                       ----------

REPURCHASE AGREEMENTS - 13.0%
Repurchase Agreement with Goldman Sachs
     & Co., entered into 12/31/98 at 4.50%,
     maturing 1/4/99 at $37,713,848
     (collateralized by U.S. Treasury Bonds,
     10.75%, due 2/15/03 with a face value
     of $30,525,000 and a value of
     $38,474,092)                              37,695     37,695
                                                       ----------

U.S. GOVERNMENT AND AGENCIES - 0.2%
U. S. Treasury Bills,
5.01%, 1/7/99**                                   100        100
4.00%, 3/11/99**                                  105        104
4.28%, 4/1/99**                                   408        404
                                                       ----------
                                                             608
                                                       ----------

TOTAL SHORT-TERM OBLIGATIONS
(Cost $47,956,746)                                        47,957
                                                       ----------

TOTAL INVESTMENT IN SECURITIES - 111.7%
(Total Cost $280,387,217)                                325,339
Liabilities, Less Cash and Other Assets - (11.7)%       (34,074)
                                                       ----------

NET ASSETS - 100.0%                                     $291,265
                                                       ==========


*     Non-income producing securities.
** Pledged as collateral for Stock Index Futures Contracts. At December 31, 1998, the Fund was long 43 S&P 500 Futures Contracts expiring in March 1999. Unrealized gain amounted to $748,738. Underlying face value was $12,640,387, and underlying market value was $13,389,125.


The Notes to Financial Statements are an integral part of these statements.

CIGNA INCOME FUND


INVESTMENTS IN SECURITIES
DECEMBER 31, 1998


                                                          MARKET
                                            PRINCIPAL      VALUE
                                              (000)        (000)
-----------------------------------------------------------------
BONDS AND NOTES - 95.5%
FOREIGN GOVERNMENTS - 7.6%
Israel (The State of), 5.75%, 2000            $  100     $   101
                                                         --------
U.S. GOVERNMENT & AGENCIES - 87.9%
Federal Home Loan Banks,
     7.37%, 2002                                 100         107
     5.125%, 2003                                 25          25
Federal Home Loan Mortgage Corp.,
     7.75%, 2001                                 100         107
Federal National Mortgage Assoc.,
     5.89%, 2002                                  30          31
     7.4%, 2004                                  100         110
Student Loan Marketing Assoc.,
     6.6%, 1999                                  100         101
Tennessee Valley Authority,
     6.375%, 2005                                100         106
United States Treasury Bonds,
     Stripped-Principal Only, Zero
     Coupon, 2008                                 65          41
     8.125%, 2019                                 35          47
     6.5%, 2005                                  145         169
United States Treasury Notes
     6.5%, 2005                                  300         330
                                                         --------
                                                           1,174
                                                         --------
Total Bonds and Notes
     (Cost - $1,223,077)                                   1,275
                                                         --------

TOTAL INVESTMENTS IN SECURITIES
     (Total Cost $1,223,077)                               1,275
Cash and Other Assets, Less Liabilities - 4.5%                56
                                                         --------
NET ASSETS - 100.0%                                      $ 1,331
                                                         ========


The Notes to Financial Statements are an integral part of these statements.

CIGNA FUNDS GROUP

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

                                                                              (IN THOUSANDS)

                                                                         S&P 500
                                                                          INDEX           INCOME
                                                                       -------------    ------------
ASSETS:
Investments in securities at value (Cost - $280,387,217
      and $1,223,077, respectively)                                       $ 325,339          $1,275
Cash                                                                             67              54
Receivable for Investments sold                                               1,493               -
Interest and dividends receivable                                               269              19
Investment for Trustees' deferred compensation plan                               2              12
Receivable from advisor                                                           9               5
Other                                                                            38               -
                                                                       -------------    ------------

      Total assets                                                          327,217           1,365
                                                                       -------------    ------------

LIABILITIES:
Payable for investments purchased                                            35,792               -
Payable for Trustees' deferred compensation plan                                  2              12
Audit fee payable                                                                41               9
Registration fees payable                                                        17               -
Other accrued expenses (including $77,501 and
      $7,179 payable to affiliates)                                             100              13
                                                                       -------------    ------------

      Total liabilities                                                      35,952              34
                                                                       -------------    ------------

NET ASSETS                                                                $ 291,265          $1,331
                                                                       =============    ============

Shares outstanding                                                           21,047           1,322
                                                                       =============    ============

NET ASSET VALUE PER SHARE                                                   $ 13.84          $ 1.01
                                                                       =============    ============

COMPONENTS OF NET ASSETS:
Paid in capital                                                           $ 244,683          $1,279
(Overdistributed) undistributed net investment income                            (2)              2
Accumulated net realized gain (loss) on investments and futures                 884              (2)
Unrealized appreciation of investments and futures                           45,700              52
                                                                       -------------    ------------

NET ASSETS                                                                $ 291,265          $1,331
                                                                       =============    ============

The Notes to Financial Statements are an integral part of these statements.

CIGNA FUNDS GROUP

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 1998

                                                                                (IN THOUSANDS)

                                                                           S&P 500
                                                                            INDEX            INCOME
                                                                        --------------    -------------
INVESTMENT INCOME:
      Interest                                                                $   299            $  77
      Dividends (net of foreign taxes withheld of $14,512,
        and $0, respectively)                                                   2,498                -
                                                                        --------------    -------------
                                                                                2,797               77

EXPENSES:
      Investment advisory fees                                                    431                6
      Custodian fees and expenses                                                 164               19
      Administrative services                                                      66               16
      Registration fees                                                            41                -
      Auditing and legal fees                                                      26               11
      Trustees' fees                                                                2                1
      Shareholder reports                                                           1                -
      Transfer agent fees and expenses                                              -                3
      Other                                                                        17                -
                                                                        --------------    -------------

          Total expenses                                                          748               56
          Less expenses waived by advisor                                        (145)             (44)
                                                                        --------------    -------------

      Net expenses                                                                603               12
                                                                        --------------    -------------

NET INVESTMENT INCOME                                                           2,194               65

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain from securities transactions                              542               10
      Net realized gain from futures contracts                                  1,718                -
      Net unrealized gain from futures contracts                                  738                -
      Unrealized appreciation of investments                                   39,830               34
                                                                        --------------    -------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                42,828               44
                                                                        --------------    -------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $ 45,022           $  109
                                                                        ==============    =============


The Notes to Financial Statements are an integral part of these statements.

CIGNA FUNDS GROUP

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 1998

                                                                                  (IN THOUSANDS)

                                                                           S&P 500
                                                                            INDEX            INCOME
                                                                        ---------------    ------------

OPERATIONS:
Net investment income                                                         $  2,194           $  65
Net realized gain from securities transactions                                     542              10
Net realized gain from futures contracts                                         1,718               -
Unrealized gain from futures contracts                                             738               -
Unrealized appreciation of investments                                          39,830              34
                                                                        ---------------    ------------
Net increase in net assets from operations                                      45,022             109
                                                                        ---------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                      (2,809)            (66)
From net realized capital gains                                                   (893)             (3)
                                                                        ---------------    ------------
Total distributions to shareholders                                             (3,702)            (69)
                                                                        ---------------    ------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                              140,398               -
Net asset value of shares issued to shareholders
      in reinvestment of dividends and distributions                             3,702              69
                                                                        ---------------    ------------
                                                                               144,100              69
Cost of shares redeemed                                                              -               -
                                                                        ---------------    ------------

Net increase from Fund share transactions                                      144,100              69
                                                                        ---------------    ------------
NET INCREASE IN NET ASSETS                                                     185,420             109
NET ASSETS:
Beginning of period                                                            105,845           1,222
                                                                        ---------------    ------------
End of period (including (overdistributed) undistributed net investment
      income of $(1,554) and $1,524, respectively)                           $ 291,265          $1,331
                                                                        ===============    ============

TRANSACTIONS IN CAPITAL STOCK:
Shares sold                                                                     11,107               -
Shares issued in reinvestment of dividends and distributions                       270              69
                                                                        ---------------    ------------
                                                                                11,377              69
Shares redeemed                                                                      -               -
                                                                        ---------------    ------------
Net increase in shares outstanding                                              11,377              69
                                                                        ===============    ============


The Notes to Financial Statements are an integral part of these statements.

CIGNA FUNDS GROUP

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 1997*

                                                                                (IN THOUSANDS)

                                                                           S&P 500
                                                                            INDEX            INCOME
                                                                        ---------------    ------------
OPERATIONS:
Net investment income                                                          $   520           $  63
Net realized gain from securities transactions                                      30               3
Net realized gain from futures contracts                                            97               -
Unrealized gain from futures contracts                                              11               -
Unrealized appreciation of investments                                           5,122              35
                                                                        ---------------    ------------

Net increase in net assets from operations                                       5,780             101
                                                                        ---------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                        (510)            (61)
From net realized capital gains                                                     (8)             (3)
                                                                        ---------------    ------------

Total distributions to shareholders                                               (518)            (64)
                                                                        ---------------    ------------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                              100,065               -
Net asset value of shares issued to shareholders
      in reinvestment of dividends and distributions                               518              64
                                                                        ---------------    ------------
                                                                               100,583              64
Cost of shares redeemed                                                              -               -
                                                                        ---------------    ------------
Net increase from Fund share transactions                                      100,583              64
                                                                        ---------------    ------------
NET INCREASE IN NET ASSETS                                                     105,845             101

NET ASSETS:
Beginning of period                                                                  -           1,121
                                                                        ---------------    ------------
End of period (including undistributed net investment
      income of $10,089 and overdistributed net
      investment income of $6,744, respectively)                             $ 105,845          $1,222
                                                                        ===============    ============

TRANSACTIONS IN CAPITAL STOCK:
Shares sold                                                                      9,621               -
Shares issued in reinvestment of dividends and distributions                        49              66
                                                                        ---------------    ------------
                                                                                 9,670              66
Shares redeemed                                                                      -               -
                                                                        ---------------    ------------
Net increase in shares outstanding                                               9,670              66
                                                                        ===============    ============


* From January 1, 1997, except for S&P 500 Index Fund which commenced operations on July 1, 1997.


The Notes to Financial Statements are an integral part of these statements.

CIGNA FUNDS GROUP  Notes to Financial Statements

1. SIGNIFICANT ACCOUNTING POLICIES. CIGNA S&P 500 Index Fund and CIGNA Income Fund are separate series of CIGNA Funds Group, a Massachusetts business trust (the "Trust"). The funds are referred to collectively as "CIGNA Funds Group" or the "Funds." The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the S&P 500 Index Fund is to achieve long-term growth of capital by investing principally in common stocks of companies in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), an index emphasizing large-capitalization stocks. The objective of the Income Fund is to provide as high a level of current income as possible consistent with reasonable concern for safety of principal by investing primarily in investment grade corporate debt securities and U.S. Government securities. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of financial statements.

A. SECURITY VALUATION - Equity securities, including warrants, that are listed on a national securities exchange or part of the NASDAQ National Market System are valued at the last sale price or, if there has been no sale that day, at the last bid price. Debt securities traded in the over-the-counter market, including listed securities whose primary markets are believed to be over-the-counter, are valued on the basis of valuations furnished by a pricing service, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost, which approximates market. Short-term investments that mature in more than 60 days are valued at current market quotations. Other securities and assets of the Funds are appraised at fair value as determined in good faith by, or under the authority of, the Board of Trustees.

FUTURES CONTRACTS - The S&P 500 Index Fund may purchase Standard & Poor's 500 futures contracts with the objective of earning returns on its short-term investments equivalent to returns on the Standard & Poor's 500 Composite Stock Price Index. As a result, the purchase of futures contracts simulates a fully invested position in the underlying index while maintaining liquidity. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the initial margin requirements. During the period a futures contract is open, changes in the value of a contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Daily variation margin payments are received or made, depending on whether there were unrealized gains or losses. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts include the risk that a change in the value of the contract may not correlate with the value of the underlying securities.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-date, and interest income is recorded on the accrual basis. Securities gains and losses are determined on the basis of identified cost.

C. FEDERAL TAXES - For Federal income tax purposes, each fund in the Trust is taxed as a separate entity. It is each fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no Federal income or excise taxes on realized income or net capital gains have been accrued.

D. DIVIDENDS - For the S&P 500 Index Fund and the Income Fund, dividends from net investment income and net capital gains, to the extent such gains would otherwise be taxable to the Fund, are declared and distributed annually.

Dividends and distributions are recorded by the Funds on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with Federal tax regulations which may differ from generally accepted accounting principles. To the extent that such differences are permanent, a re-class to paid in capital may be required.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Investment advisory fees were paid or accrued to CIGNA Investments, Inc. ("CII"), certain officers and directors of which are affiliated with the Funds. Such advisory fees are based on annual rates of 0.25% and 0.50% applied to the average daily net assets of the S&P 500 Index Fund and Income Fund, respectively. CII has voluntarily agreed to reimburse each Fund for any amount by which its expenses (including the advisory fee but excluding interest, taxes, amortized organization expenses, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed 0.35% and 1.00% of average daily net assets of the S&P 500 Index Fund and Income Fund, respectively.

Each fund reimburses CII for a portion of the compensation and related expenses of the Trust's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the year ended December 31, 1998, the S&P 500 Index Fund and Income Fund paid or accrued $66,143 and $16,065, respectively.

CII is an indirect, wholly owned subsidiary of CIGNA Corporation.

3. TRUSTEES' FEES. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer all or a portion of their fees which are invested in mutual fund shares in accordance with a deferred compensation plan.

4. PURCHASES AND SALES OF SECURITIES. Purchases and sales of securities, excluding short-term obligations, for the year ended December 31, 1998 were as follows (shown in thousands):

                FUND                 PURCHASES              SALES
-----------------------------   -------------------  -------------------
S&P 500 Index Fund                   $ 137,744             $  4,345
Income Fund                                721                  652

There were $721,041 of purchases and $652,232 of sales of U.S. Government obligations for the Income Fund as of December 31, 1998. There were $1,424,408 of purchases of U.S. Government obligations for the S&P 500 Index Fund in 1998.

5. AGGREGATE GROSS UNREALIZED APPRECIATION/DEPRECIATION. The Funds had aggregate gross and net unrealized appreciation and depreciation for Federal income tax purposes as follows (shown in thousands):

                         UNREALIZED      UNREALIZED     NET UNREALIZED
      FUND              APPRECIATION    DEPRECIATION     APPRECIATION
--------------------   --------------  --------------  ----------------
S&P 500 Index Fund       $  52,969        $  8,022        $   44,947
Income Fund                     55               3                52

As of December 31, 1998, the S&P 500 Index and Income Funds' cost of securities for Federal income tax purposes was $280,391,738, and $1,223,077, respectively.

6. CAPITAL STOCK. Each fund is a separate series of the Trust which offers an unlimited number of shares of beneficial interest, without par value. At December 31, 1998, affiliates of CIGNA Corporation were the only shareholders of the Funds.

CIGNA FUNDS GROUP  Notes to Financial Statements (Continued)

7. FINANCIAL HIGHLIGHTS. The following per share data is computed on the basis of a share outstanding throughout the period:

--------------------------------------------------------------------------------

                                                 YEARS ENDED DECEMBER 31,
                                                  1998             1997*
------------------------------------------------------------------------------
CIGNA S&P 500 INDEX FUND
------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD              $ 10.95         $ 10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income +                              0.13            0.07
Net realized and unrealized gain on securities       2.97            0.95
                                                     -----          ------
TOTAL FROM INVESTMENT OPERATIONS                     3.10            1.02
                                                     -----          ------
LESS DISTRIBUTIONS:
Dividends from net investment income                (0.16)          (0.07)
Distributions from capital gains                    (0.05)             -
                                                    ------          ------
TOTAL DISTRIBUTIONS                                 (0.21)          (0.07)
                                                    ------          ------
NET ASSET VALUE, END OF PERIOD                    $ 13.84         $ 10.95
                                                  ========        ========

TOTAL RETURN                                        28.28%          10.23%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)          $291,265       $ 105,845
Ratio of operating expenses to average net assets    0.35% a         0.18% a**
Ratio of net investment income to average net
     assets                                          1.27% b         0.79% b**
Portfolio turnover                                      3%              4%


* For the period from July 1, 1997 (commencement of operations) through December 31, 1997.
** Not annualized.
a. Ratio of expenses to average net assets prior to the reduction of advisory fee was 0.43% and 0.36%, respectively, for the period ended December 31, 1998 and for the six months ended December 31, 1997.
b. Ratio of net investment income to average net assets prior to the reduction of advisory fee was 1.18% and 0.61%, respectively, for the year ended December 31, 1998 and for the six months ended December 31, 1997.
+ Net investment income per share has been calculated in accordance with SEC requirements, except that end of year accumulated/undistributed net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.


------------------------------------------------------------------------------------------------------------------------------------

                                                                             YEARS ENDED DECEMBER 31,
                                                      1998            1997             1996           1995             1994
------------------------------------------------------------------------------------------------------------------------------------
CIGNA INCOME FUND
-----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD                  $  0.98         $  0.94         $  1.02         $  0.92          $  1.01
INCOME FROM INVESTMENT OPERATIONS
Net investment income +                                  0.05            0.05            0.05            0.06             0.06
Net realized and unrealized gain on securities           0.03            0.04           (0.05)           0.09            (0.09)
                                                         -----           -----          ------           -----           -------
TOTAL FROM INVESTMENT OPERATIONS                         0.08            0.09              -             0.15            (0.03)
                                                         -----           -----          ------           -----           -------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (0.05)          (0.05)          (0.05)          (0.05)           (0.06)
Distributions from capital gains                          -               -             (0.03)             -                -
                                                        ------          ------          ------          ------          -------
TOTAL DISTRIBUTIONS                                     (0.05)          (0.05)          (0.08)          (0.05)           (0.06)
                                                        ------          ------          ------          ------          -------
NET ASSET VALUE, END OF PERIOD                        $  1.01         $  0.98         $  0.94         $  1.02          $  0.92
                                                      ========        ========        ========        ========         ========
TOTAL RETURN                                             9.26%           9.10%           1.36%          16.21%           -3.12%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                $ 1,331        $ 1,222          $ 1,121        $ 1,105         $ 15,210
Ratio of operating expenses to average net assets        1.00% c         1.00% c         1.00% c         0.95% c          1.00% c
Ratio of net investment income to average net
     assets                                              5.06% d         5.42% d         5.33% d         6.50% d          6.37% d
Portfolio turnover                                         54%              7%              0%             45%               8%


c. Ratios of expenses to average net assets prior to the reduction of advisory fee were 4.44%, 5.31%, 5.62%, 1.37% and 1.15%, respectively, for the years ended December 31, 1998, 1997, 1996, 1995 and 1994.
d. Ratios of net investment income to average net assets prior to the reduction of advisory fee were 1.65%, 1.11%, 0.72%, 6.08% and 6.22%, respectively, for the years ended December 31, 1998, 1997, 1996, 1995 and 1994.
+ Net investment income per share has been calculated in accordance with SEC requirements, except that end of year accumulated/undistributed net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.

REPORTS OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
CIGNA Funds Group

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CIGNA Income Fund and CIGNA S&P 500 Index Fund (each a series of CIGNA Funds Group, hereafter referred to as the "Funds") at December 31, 1998, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which we require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 1999


--------------------------------------------------------------------------------------------------------------
CIGNA FUNDS GROUP

TRUSTEES                                   Thomas C. Jones                            OFFICERS
Hugh R. Beath                              PRESIDENT, CIGNA INVESTMENT                Richard H. Forde
ADVISORY DIRECTOR,                         MANAGEMENT AND CIGNA                       CHAIRMAN OF THE BOARD
ADMEDIA CORPORATE ADVISORS, INC.           INVESTMENTS, INC.                          AND PRESIDENT


                                           Paul J. McDonald
Richard H. Forde                           SENIOR EXECUTIVE VICE PRESIDENT
SENIOR MANAGING DIRECTOR,                  AND CHIEF ADMINISTRATIVE OFFICER,          Alfred A. Bingham III
CIGNA INVESTMENTS, INC.                    FRIENDLY ICE CREAM CORPORATION             VICE PRESIDENT AND TREASURER

Russell H. Jones
VICE PRESIDENT AND TREASURER,                                                         Jeffrey S. Winer
KAMAN CORPORATION                                                                     VICE PRESIDENT AND SECRETARY





--------------------------------------------------------------------------------
"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poors 500," and "500" are trademarks of the Standard & Poor's Corporation (S&P) and have been licensed for use by CIGNA S&P 500 Index Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.